Schedule II - Valuation and Qualifying Accounts Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2014
Valuation and Qualifying Accounts Disclosure [Line Items]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

		Additions
	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions	Other Activity	Balance at End of Period
	(in millions)
December 31, 2014:
Allowance for doubtful accounts (a)	$60	$10	$(5)	$(44)	$21
Tax valuation allowance (b)	$642	$187	$(15)	$(67)	$747
December 31, 2013:
Allowance for doubtful accounts	$61	$7	$(9)	$1	$60
Tax valuation allowance (b)	$502	$125	$(17)	$32	$642
December 31, 2012:
Allowance for doubtful accounts	$68	$20	$(27)	$—	$61
Tax valuation allowance (b)	$472	$32	$(42)	$40	$502

(a)	Other Activity primarily represents the reclassification of balances related to billing adjustments to accounts receivable.

(b)	Additions Charged to Costs and Expenses are primarily related to taxable losses for which the tax benefit has been reserved.